INCOME AND MINING TAXES - Components of net deferred income tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME AND MINING TAXES
Total deferred income tax assets	$ 29,198	$ 53,796
Mining properties
INCOME AND MINING TAXES
Total deferred income tax assets	12,023	28,388
Mining taxes
INCOME AND MINING TAXES
Total deferred income tax assets	5,086	6,098
Reclamation provisions and other labilities
INCOME AND MINING TAXES
Total deferred income tax assets	$ 12,089	$ 19,310